Investments in associates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Investments in associates
Balances at the beginning of the year	$ 11,992	$ 1,911
Share of (loss) / income in associates	(996)	7,108	$ (970)
Contributions	666	84
Acquisitions		3,384
Others	65	(425)
Translation differences	19	(70)
Balances at the end of the year	$ 11,746	$ 11,992	$ 1,911